Loans and Financing - Summary of Changes in Loans and Financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance	R$ 2,837,022	R$ 2,081,897
Additions	4,753,488	761,248
Payment	(1,108,325)	(159,408)
Interest	264,003	153,285
Ending balance	6,746,188	2,837,022
Current	5,038,705	777,702	R$ 22,534
Noncurrent	1,707,483	2,059,320	R$ 2,059,363
Obligations to FIDC AR quota holders [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,064,333	2,065,026
Additions	1,620,000
Payment	(180,713)	(141,297)
Interest	186,922	140,604
Ending balance	3,690,542	2,064,333
Obligation to FIDC TAPSO quota holders [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	10,238
Additions	20,000	10,000
Payment	(10,734)
Interest	848	238
Ending balance	20,352	10,238
Leases [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,674	12,517
Additions	154,650	4,339
Payment	(38,023)	(14,296)
Interest	4,457	1,114
Ending balance	124,758	3,674
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	750	4,354
Additions	2,561,360
Payment	(798,323)	(3,815)
Interest	13,296	211
Ending balance	1,777,083	750
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Additions	397,478
Payment	(13,815)
Interest	11,334
Ending balance	394,997
Loans with private entities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	758,027
Additions		746,909
Payment	(66,717)
Interest	47,146	11,118
Ending balance	R$ 738,456	R$ 758,027